Others (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Summary of Gearing Ratio
As of December 31, 2018 and 2019, the Group’s gearing ratios are as follows:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Total debt	$748,725	$664,068	$22,202

Total capital	$640,451	$741,939	$24,806

Debt ratio	116.91%	89.50%	89.50%

Schedule of Financial Assets and Liabilities by Category
A.	Financial instruments by category

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Financial assets
Financial assets at amortized cost/ loans and receivables
Cash and cash equivalents	$807,484	$1,023,874	$34,232
Current financial assets at amortized cost	307,150	—	—
Accounts receivables, net	9,343	15,120	506
Other receivables	5,811	4,654	156
Refundable deposits	18,930	24,351	814

	$1,148,718	$1,067,999	$35,708

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Financial liabilities
Financial liabilities at amortized cost
Short-term borrowings	$46,000	$46,000	$1,538
Other payables	206,268	131,064	4,382
Financial lease liabilities (including current portion)	48,000	—	—
Lease liabilities (including current portion)	—	92,509	3,093
Long-term borrowings (including current portion)	434,757	370,653	12,392

	$735,025	$640,226	$21,405

Summary of Information on Assets and Liabilities Denominated in Foreign Currencies whose Values Materially would be Affected by Exchange Rate Fluctuations	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2018
(Foreign currency: functional currency)	Foreign currency amount		Exchange Rate	Book value
	$000			NT$000
Financial assets Monetary items
USD : NTD	US$	29,933	30.715	$919,392
Non-monetary items
USD : NTD	US$	1,529	30.715	46,963
AUD : NTD	AUD	1,754	21.665	38,000
Financial liabilities Monetary items
USD : NTD	US$	17,886	30.715	549,368
AUD : NTD	AUD	2,544	21.665	55,116

	December 31, 2019
(Foreign currency: functional currency)	Foreign currency amount		Exchange Rate	Book value	Book value
	$000			NT$000	US $000
Financial assets
Monetary items
USD : NTD	US$	3,126	29.980	$93,717	$3,133
Non-monetary items
USD : NTD	US$	1,671	29.980	50,097	1,675
AUD : NTD	AUD	1,650	21.005	34,658	1,159
Financial liabilities Monetary items
USD : NTD	US$	13,493	29.980	404,520	13,525
AUD : NTD	AUD	1,687	21.005	35,435	1,185

Summary of Analysis of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation
(ii)	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	2018
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on other comprehensive income
		NT$000	NT$000
Financial assets Monetary items
USD : NTD	1%	$9,194	$—
Non monetary items
USD : NTD	1%	—	470
AUD : NTD	1%	—	380
Financial liabilities Monetary items
USD : NTD	1%	5,494	—
AUD : NTD	1%	551	—

	2019
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on profit or loss	Effect on other comprehensive income	Effect on other comprehensive income
		NT$000	US$000	NT$000	US$000
Financial assets Monetary items
USD : NTD	1%	$937	$31	$—	$—
Non monetary items
USD : NTD	1%	—	—	501	17
AUD : NTD	1%	—	—	347	12
Financial liabilities Monetary items
USD : NTD	1%	4,045	135	—	—
AUD : NTD	1%	354	12	—	—

Summary of Movements in Relation to Applying Simplified Approach to Provide Loss Allowance for Accounts Receivable and Contract Assets	Movements in relation to the group applying the simplified approach to provide loss allowance for accounts receivable and contract assets are as follows:

Non-Derivative Financial Liabilities Based on the Remaining Period at the Balance Sheet Date to the Contractual Maturity Date
The table below analyzes the Group’s
non-derivative
financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	December 31, 2018
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,761	$—	$—	$—	$—
Other payables	206,268	—	—	—	—
Finance lease liabilities (including current portion)	24,583	24,198	—	—	—
Long-term borrowings (including current portion)	82,864	322,928	8,351	24,210	30,429

	December 31, 2019
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,897	$—	$—	$—	$—
Other payables	131,064	—	—	—	—
L ease liabilities (including current portion)	64,827	20,352	7,523	2,055	—
Long-term borrowings (including current portion)	323,437	6,367	21,534	5,180	27,839

	December 31, 2019
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	US$000	US$000	US$000	US$000	US$000
Short-term borrowings	$1,568	$—	$—	$—	$—
Other payables	4,382	—	—	—	—
L ease liabilities (including current portion)	2,167	680	252	69	—
Long-term borrowings (including current portion)	10,814	213	720	173	931